RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2020
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2020	2019
Asset retirement obligations - long-term, beginning of year	$419,417	$371,132
Asset retirement obligations - current, beginning of year	9,377	3,856
Current year additions and changes in estimate, net	198,843	36,032
Current year accretion	3,502	5,791
Liabilities settled	(1,892)	(3,839)
Foreign exchange revaluation	17,721	15,822
Reclassification from long-term to current, end of year	(11,320)	(9,377)
Asset retirement obligations - long-term, end of year	$635,648	$419,417

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2020	2019
Environmental remediation liability - long-term, beginning of year	$7,929	$9,615
Environmental remediation liability - current, beginning of year	3,078	1,555
Current year additions and changes in estimate, net	10,480	2,600
Liabilities settled	(1,539)	(3,269)
Foreign exchange revaluation	137	506
Reclassification from long-term to current, end of year	(3,950)	(3,078)
Environmental remediation liability - long-term, end of year	$16,135	$7,929